Consolidated Statements of Operations (Parenthetical)	12 Months Ended
Dec. 31, 2023 USD ($)
Loss on change in fair value of Convertible Notes	$ 21,960,000 [1]
Cue Health, Inc. [Member]
Purcahses made from related party	0
Chief Executive Officer [Member]
Loss on change in fair value of Convertible Notes	2,500,000
Loss on change in fair value of company warrants	600,000
Compensation expense	3,700,000
Chief Executive Officer [Member] | General and Administrative [Member]
Compensation expense	3,700,000
Chief Executive Officer [Member] | Senior Secured Convertible Notes [Member]
Loss on change in fair value of Convertible Notes	2,500,000
Chief Technology Officer [Member]
Loss on change in fair value of Convertible Notes	1,200,000
Loss on change in fair value of company warrants	300,000
Compensation expense	1,900,000
Chief Technology Officer [Member] | Research and Development [Member]
Compensation expense	1,900,000
Chief Technology Officer [Member] | Senior Secured Convertible Notes [Member]
Loss on change in fair value of Convertible Notes	$ 1,200,000

[1]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.